Borrowings	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Borrowings
21. Borrowings

We borrow money primarily in the form of bonds and bank loans. These are for a fixed term and may have fixed or floating interest rates or are linked to inflation indices. We use derivatives to manage risks associated with interest rates, inflation rates and foreign exchange. Lease liabilities are also included within borrowings.
Our price controls and rate plans lead us to fund our networks within a certain ratio of debt to equity or regulatory asset value and, as a result, we have issued a significant amount of debt. As we continue to invest in our networks, the value of debt is expected to increase over time. To maintain a strong balance sheet and to allow us to access capital markets at commercially acceptable interest rates, we balance the amount of debt we issue with the value of our assets, and we take account of certain other metrics used by credit rating agencies.

All borrowings are measured at amortised cost, with the exception of one current liability which was measured at fair value through profit and loss in order to eliminate a measurement mismatch. This current liability has now matured.
Borrowings, which include interest-bearing, zero-coupon and inflation-linked debt, overdrafts and collateral payable, are initially recorded at fair value. This normally reflects the proceeds received (net of direct issue costs for liabilities measured at amortised cost). Subsequently, borrowings are stated either: i) at amortised cost; or ii) at fair value though profit and loss. Where a borrowing is held at amortised cost, any difference between the proceeds after direct issue costs and the redemption value is recognised over the term of the borrowing in the income statement using the effective interest method. For the liability held at fair value through profit and loss, interest is calculated using the effective interest method.
Where a borrowing or liability is held at fair value, changes in the fair value of the borrowing due to changes in the issuer’s credit risk are recorded in the own credit reserve within equity (see note 28). All other changes in the fair value of the liability are recognised in the income statement within remeasurements (see notes 5 and 6).

	2022	2021
	£m	£m
Current
Bank loans¹	8,976	1,022
Bonds²	1,735	1,987
Commercial paper	1,303	628
Lease liabilities	107	99
Other loans	—	1
	12,121	3,737
Non-current
Bank loans	2,211	2,532
Bonds	30,682	24,209
Lease liabilities	451	586
Other loans	—	156
	33,344	27,483
Total borrowings	45,465	31,220
1.    Current bank loans include £8,179 million of borrowings under the bridge facility relating to the acquisition of WPD (31 March 2021: undrawn). The bridge facility allows for the extension of the maturity date up to September 2023 but includes a requirement that the proceeds of the planned sales of NECO and the UK Gas Transmission business are applied to repay the facility. As these are expected to completed within one year the position has been classified as current.
2.    Includes a liability held at fair value through profit and loss of £nil (2021: £682 million).
21. Borrowings continued
Total borrowings are repayable as follows:

	2022	2021
	£m	£m
Less than 1 year	12,121	3,737
In 1 to 2 years	1,410	1,745
In 2 to 3 years	2,544	889
In 3 to 4 years	2,580	2,206
In 4 to 5 years	2,493	1,833
More than 5 years:
By instalments	869	927
Other than by instalments	23,448	19,883
	45,465	31,220
The fair value of borrowings at 31 March 2022 was £45,624 million (2021: £34,676 million). Where market values were available, the fair value of borrowings (Level 1) was £24,454 million (2021: £20,333 million). Where market values were not available, the fair value of borrowings (Level 2) was £21,170 million (2021: £14,343 million), and calculated by discounting cash flows at prevailing interest rates. The notional amount outstanding of the debt portfolio at 31 March 2022 was £44,055 million (2021: £31,010 million). There have been no new issuances since the year end.
Collateral is placed with or received from any derivative counterparty where we have entered into a credit support annex to the ISDA Master Agreement once the current mark-to-market valuation of the trades between the parties exceeds an agreed threshold. Included in current bank loans is £60 million (2021: £582 million) in respect of cash received under collateral agreements. For further details of our borrowing facilities, refer to note 33. For further details of our bonds in issue, please refer to the debt investor section of our website. Unless included herein, the information on our website is unaudited.
Certain borrowings, primarily some of our USD denominated bank loans and company car lease contracts, have payments that are linked to LIBOR. LIBOR is being replaced as an interest rate benchmark by alternative reference rates and therefore we are transitioning LIBOR cash flows on our affected contracts in line with the relevant jurisdictions. The migration project is underway, with all affected contracts where we previously paid or received GBP LIBOR amended in the year to 31 March 2022. £314 million (2021: £328 million) of bank loans affected by GBP LIBOR have been transitioned to alternative reference rates. £181 million (2021: £173 million) of lease liabilities affected by USD LIBOR have been transitioned to alternative rates and £110 million (2021: £59 million) of bank loans affected by USD LIBOR have yet to be amended.
Financial liability at fair value through profit and loss
The financial liability was designated at fair value through profit and loss. Up until the date of maturity in November 2021, the liability was analysed as follows:
i.    the fair value of the liability at maturity in November 2021 was £699 million (2021: £682 million), which included cumulative changes in fair value attributable to changes in credit risk recognised in other comprehensive income, post tax of £nil (2021: £1 million);
ii.    the amount repayable at maturity in November 2021 was £699 million (2021: £684 million); and
iii.    the difference between carrying amount and contractual amount at maturity was £nil (2021: £2 million).
This liability was reclassified in order to eliminate a measurement mismatch with derivatives which provide an economic hedge. The associated derivatives were collateralised and did not contain significant exposure to our own credit risk. The presentation of credit risk in other comprehensive income did not, therefore, create or enlarge an accounting mismatch in profit or loss.
The change in the fair value attributable to a change in credit risk was calculated as the difference between the total change in the fair value of the liability and the change in the value of the liability due to changes in market risk factors alone. The change in the fair value due to market risk factors was calculated using benchmark yield curves as at the end of the reporting period holding the credit risk margin constant. The fair value of the liability was calculated using observed market prices.
21. Borrowings continued
Lease liabilities
Lease liabilities are initially measured at the present value of the lease payments expected over the lease term. The discount rate applied is the rate implicit in the lease or if that is not available, then the incremental rate of borrowing for a similar term and similar security. The lease term takes account of exercising any extension options that are at our option if we are reasonably certain to exercise the option and any lease termination options unless we are reasonably certain not to exercise the option. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to the income statement over the lease period using the effective interest rate method.

	2022	2021
	£m	£m
Gross lease liabilities are repayable as follows:
Less than 1 year	132	114
1 to 5 years	282	321
More than 5 years	259	464
	673	899
Less: finance charges allocated to future periods	(115)	(214)
	558	685
The present value of lease liabilities are as follows:
Less than 1 year	107	99
1 to 5 years	247	267
More than 5 years	204	319
	558	685